Going Concern (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Statement Line Items [Line Items]
Accumulated deficit	$ (316,844)		$ (316,844)		$ (309,781)
Net loss	(331)	$ (2,509)	(5,036)	$ 9,313
Net cash (used in) provided by operating activities	(2,595)	(2,435)	(7,771)	9,504
Licensing revenue	19		55	24,657
License and Assignment Agreement [Member] | Macrilen [Member]
Statement Line Items [Line Items]
Licensing revenue			29
Cash	$ 10,862		10,862
Proceeds from equity financing			$ 4,202
Novo Nordisk A/S [Member]
Statement Line Items [Line Items]
Percentage of cost sharing			70.00%